UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05979
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended November 30, 2025:
  John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class A/TACAX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$38	0.73%
Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025991

53SA-A

11/25

1/26

John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class C/TCCAX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$76	1.48%
Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025991

53SA-C

11/25

1/26

John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class I/JCAFX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$30	0.58%
Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025991

53SA-I

11/25

1/26

John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class R6/JCSRX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$26	0.51%
Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025991

53SA-R6

11/25

1/26

John Hancock California Municipal Bond Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2025 for the following fund:

  John Hancock California Municipal Bond Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
California Municipal Bond Fund
Fixed income
November 30, 2025

John Hancock
California Municipal Bond Fund

2	Fund’s investments
24	Financial statements
27	Financial highlights
31	Notes to financial statements
39	Shareholder meeting
40	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 102.2%				$555,167,963
(Cost $547,191,081)
Alaska 0.1%				629,514
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	750,000	629,514
California 98.9%				537,350,727
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	5.400	10-01-50	2,500,000	1,413,622
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,055,820
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	3.731	08-01-36	5,700,000	3,834,000
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	180,000	189,682
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,070,000	2,169,788
Anaheim Union High School District, GO	3.000	08-01-38	2,900,000	2,718,912
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.375	08-01-38	1,000,000	576,744
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.752	08-01-48	1,000,000	343,790
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.770	08-01-49	1,000,000	326,617
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.783	02-01-50	1,000,000	317,956
Antelope Valley Community College District, GO (C)	5.000	08-01-43	1,785,000	1,915,183
Antelope Valley Community College District, GO (C)	5.000	08-01-44	1,285,000	1,369,961
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	945,000	921,473
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT	5.250	07-01-54	4,460,000	4,644,360
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	7,100,000	7,467,513
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-56	1,250,000	1,371,406
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	2,250,000	2,419,580
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,068,134
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	3,000,000	$3,285,666
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	6,700,000	7,318,467
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	2,000,000	2,206,487
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,587,966
California Community College Financing Authority Napa Valley College Project, Series A (D)	5.750	07-01-60	480,000	370,139
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (D)	3.000	02-01-57	700,000	432,418
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,466,281
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	863,533
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,130,000	1,061,163
California County Tobacco Securitization Agency Series A	5.000	06-01-29	300,000	319,764
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	4,110,000	4,702,574
California Educational Facilities Authority The Master’s University	5.000	08-01-45	2,980,000	2,970,277
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	985,000	1,029,390
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-40	430,000	430,152
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-50	350,000	324,908
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-55	240,000	220,377
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	2,740,000	2,533,926
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	798,951
California Enterprise Development Authority Crystal Springs Uplands School Project	4.000	06-01-40	4,125,000	4,127,857
3	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	$252,027
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	413,459
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	410,747
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-45	1,190,000	1,212,409
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-57	400,000	404,423
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	537,220
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,025,706
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-54	625,000	586,645
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-64	2,000,000	1,831,608
California Enterprise Development Authority The Rocklin Academy Project, Series A (D)	4.000	06-01-36	500,000	476,196
California Health Facilities Financing Authority Adventist Health System, Series A	4.000	03-01-39	875,000	852,814
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-35	1,500,000	1,699,282
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	1,975,000	2,102,281
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,050,000	972,074
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	945,000	998,361
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-49	1,030,000	1,090,368
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	550,000	541,013
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	305,000	306,239
California Health Facilities Financing Authority City of Hope Obligated Group, Series A (A)	4.000	11-15-45	1,870,000	1,772,434
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-36	1,550,000	1,586,194
California Health Facilities Financing Authority CommonSpirit Health, Series A (A)(C)	4.000	04-01-45	750,000	714,392
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.000	12-01-54	1,000,000	1,039,178
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.250	12-01-49	5,000,000	5,335,576
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,014,010
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	$1,436,796
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	500,000	513,985
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	1,750,000	1,787,533
California Health Facilities Financing Authority Providence St. Joseph Health, Series C	5.000	10-01-50	3,000,000	3,306,089
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,470,000	1,371,730
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	2,745,000	2,801,760
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (D)	12.000	01-01-65	4,690,000	3,696,900
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,715,140
California Infrastructure & Economic Development Bank California Science Center Phase III Project, Series B	4.000	05-01-51	1,195,000	1,099,853
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	961,902
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	145,000	141,382
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	405,219
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	541,927
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	710,434
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	571,619
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-49	3,025,000	3,067,829
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	625,000	579,844
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-49	1,000,000	1,028,530
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,130,000	1,150,629
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	826,970
5	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	700,000	$721,221
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,506,151
California Municipal Finance Authority Channing House Project, Series B (A)	5.000	05-15-47	1,250,000	1,257,647
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	518,895
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-35	215,000	228,556
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-40	450,000	468,381
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	250,000	260,212
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	750,000	780,635
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-45	600,000	611,582
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-50	750,000	765,447
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-55	730,000	742,948
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.250	09-01-60	1,250,000	1,275,157
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	759,439
California Municipal Finance Authority Eisenhower Medical Center, Series A	3.500	07-01-32	25,000	24,733
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,475,000	1,480,623
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	2,490,000	2,493,810
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	1,058,154
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,273,217
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-49	2,000,000	1,774,876
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	375,707
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	767,587
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Linxs APM Project, Series A, AMT	5.000	12-31-31	1,000,000	$1,027,950
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	820,000	820,719
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	325,000	335,926
California Municipal Finance Authority Scripps College Project	5.000	07-01-55	500,000	512,551
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	1,006,091
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.000	05-01-34	245,000	253,964
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.500	05-01-44	275,000	277,771
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.750	05-01-54	390,000	392,252
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.875	05-01-59	395,000	399,265
California Municipal Finance Authority Stream Charter School Project, Series A (D)	5.000	06-15-41	925,000	890,543
California Municipal Finance Authority Turning Point Schools (D)	5.000	06-01-34	950,000	973,683
California Municipal Finance Authority Turning Point Schools (D)	5.500	06-01-54	1,150,000	1,074,093
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	4,600,000	4,635,351
California Municipal Finance Authority Waste Management, Inc. Project, Series B, AMT	3.375	09-01-50	3,000,000	2,970,237
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.000	06-15-34	500,000	529,938
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.500	06-15-39	600,000	638,001
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.900	06-15-44	500,000	526,789
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.200	06-15-54	550,000	577,461
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.375	06-15-64	2,000,000	2,109,320
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	4.750	09-01-35	170,000	175,468
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.000	09-01-40	515,000	537,969
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.250	09-01-45	600,000	622,341
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-50	920,000	960,553
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-55	1,350,000	1,408,436
7	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	$1,017,616
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-38	1,500,000	1,602,059
California Pollution Control Financing Authority Republic Services, Inc. Project, Series A-1, AMT (D)	3.450	11-01-42	300,000	300,022
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	07-01-39	2,000,000	2,055,381
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	11-21-45	3,000,000	3,037,088
California Public Finance Authority Enso Village Project, Series A (D)	5.000	11-15-51	1,125,000	1,005,184
California Public Finance Authority Hazelden Betty Ford Foundation Project, Series A	5.000	11-01-54	1,080,000	1,091,635
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	935,000	928,181
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (D)	5.625	06-15-55	1,000,000	1,002,950
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (D)	6.000	06-15-65	1,000,000	1,018,111
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	500,000	547,318
California Public Finance Authority The James, Series A (D)	5.700	06-01-34	500,000	518,112
California Public Finance Authority The James, Series A (D)	6.500	06-01-54	2,500,000	2,451,072
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-36	1,000,000	988,134
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-44	685,000	616,560
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-54	1,600,000	1,377,532
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (D)	5.000	07-01-36	455,000	455,390
California School Finance Authority Aspire Public Schools (D)	5.000	08-01-41	1,375,000	1,375,020
California School Finance Authority Camino Nuevo Charter Academy (D)	5.000	06-01-43	820,000	822,483
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (D)	5.000	07-01-54	1,575,000	1,530,477
California School Finance Authority Hawking Steam Charter School (D)	5.250	07-01-52	500,000	480,829
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Integrity Charter School Project (D)	5.500	07-01-54	2,150,000	$2,032,813
California School Finance Authority John Adams Academies, Series A (D)	5.000	07-01-52	1,000,000	920,523
California School Finance Authority KIPP LA Project, Series A (D)	5.000	07-01-47	1,500,000	1,501,142
California School Finance Authority New Designs Charter School, Series A (D)	4.250	06-01-34	775,000	773,491
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-54	200,000	185,814
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-64	300,000	272,100
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-41	1,000,000	897,770
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-55	580,000	456,664
California School Finance Authority Stem Preparatory School, Series A (D)	5.000	06-01-43	750,000	751,556
California School Finance Authority Value Schools, Series A (D)	5.250	07-01-48	500,000	507,402
California State Public Works Board Air Resource Board, Series D (C)	4.000	05-01-44	975,000	958,653
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-45	1,300,000	1,401,056
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,486,396
California State Public Works Board Various Capital Projects, Series D	5.000	11-01-46	1,190,000	1,253,198
California State University Series A	3.000	11-01-52	575,000	437,291
California State University Series A	5.000	11-01-44	3,500,000	3,843,708
California State University Series A	5.250	11-01-48	1,000,000	1,082,983
California State University Series A	5.250	11-01-50	6,000,000	6,560,366
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,798,367
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,460,000	1,466,672
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,046,225
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,057,193
9	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	$349,436
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-54	800,000	812,839
California Statewide Communities Development Authority Emanate Health, Series A (A)	4.000	04-01-45	1,790,000	1,723,138
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	875,000	898,785
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,903,030
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	559,415
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	843,952
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	500,000	500,169
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	820,000	760,720
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	943,158
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(D)	9.016	06-01-55	12,000,000	905,867
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	955,000	975,112
California Statewide Financing Authority Tobacco Settlement, Series A (B)	6.813	06-01-46	7,000,000	1,777,280
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,145,000	1,169,113
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	760,000	751,247
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,205,000	1,191,221
Chaffey Joint Union High School District Election of 2012, Series G, GO	4.000	08-01-52	2,400,000	2,288,675
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.798	08-01-36	100,000	66,799
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.228	08-01-40	400,000	215,958
City & County of San Francisco Port Facilities Project, Series R3, AMT	5.250	04-01-42	1,290,000	1,395,846
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (D)	4.000	09-01-42	250,000	$234,638
City & County of San Francisco Infrastructure & Revitalization Financing Disctrict No. 1 Series A (D)	5.000	09-01-46	1,500,000	1,500,769
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (D)	5.000	09-01-52	900,000	877,565
City of Berkeley 2018 Affordable Housing Election Measure, Series C, GO	5.500	09-01-45	2,740,000	2,774,327
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	310,000	298,171
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	985,000	1,013,030
City of Glendale Electric Revenue	5.000	02-01-45	2,440,000	2,601,301
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	240,000	240,562
City of Long Beach Water Revenue	4.000	05-01-54	865,000	830,406
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	300,000	313,193
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-43	1,000,000	1,065,784
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-44	750,000	793,189
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-45	360,000	379,095
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	943,992
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,316,581
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	650,000	469,455
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-35	950,000	1,092,721
City of Los Angeles Department of Airports Series A, AMT	5.250	05-15-43	2,000,000	2,168,061
City of Los Angeles Department of Airports Series D	5.000	05-15-48	2,500,000	2,676,581
City of Los Angeles Department of Airports Series D	5.250	05-15-51	1,000,000	1,078,822
City of Los Angeles Department of Airports Series G, AMT	4.000	05-15-47	1,500,000	1,388,570
11	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Los Angeles Wastewater System Revenue Series A	5.250	06-01-50	4,000,000	$4,377,337
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	1,400,000	1,561,359
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	951,667
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	739,096
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,031,682
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	536,046
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-40	360,000	376,833
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-45	560,000	571,212
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-50	745,000	755,357
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-54	700,000	709,734
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-40	770,000	806,207
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-45	1,315,000	1,345,783
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,900,000	1,895,402
City of Roseville Creekview Phase 5 Community Facilities District No. 1 (C)	4.000	09-01-30	100,000	100,027
City of Roseville Creekview Phase 5 Community Facilities District No. 1 (C)	5.000	09-01-35	615,000	652,394
City of Roseville Creekview Phase 5 Community Facilities District No. 1 (C)	5.000	09-01-40	400,000	415,904
City of Roseville Creekview Phase 5 Community Facilities District No. 1 (C)	5.000	09-01-45	830,000	844,870
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	88,978
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	5,635,000	5,374,418
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series D	5.000	11-01-55	2,000,000	$2,116,388
City of San Jose Series A, GO	5.000	09-01-46	1,935,000	2,129,788
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	1,005,000	1,062,483
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	566,201
City of Victorville Electric Revenue Series A	5.000	05-01-35	520,000	586,721
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	336,443
City of West Sacramento Enhanced Infrastructure Financing District No. 1 (A)	5.000	09-01-40	800,000	901,123
City of West Sacramento Enhanced Infrastructure Financing District No. 1 (A)	5.000	09-01-45	2,000,000	2,150,497
Coast Community College District Series F, GO	3.000	08-01-38	2,175,000	2,055,670
Colton Joint Unified School District Election of 2024, Series A, GO (A)(B)	4.605	08-01-45	850,000	346,111
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,155,000	1,230,800
Contra Costa Water District Water Revenue	5.000	10-01-53	680,000	720,962
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	1,013,189
County of Sacramento Airport System Revenue	5.000	07-01-54	7,895,000	8,305,497
County of Sacramento Airport System Revenue Series A, AMT	5.250	07-01-45	1,100,000	1,170,237
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (D)	3.250	04-01-57	1,300,000	930,606
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (D)	3.500	10-01-46	995,000	860,286
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (D)	4.000	10-01-56	1,000,000	830,016
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (D)	3.125	07-01-56	1,500,000	977,217
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (D)	3.000	03-01-57	1,700,000	1,157,234
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (D)	4.000	08-01-56	1,175,000	1,054,481
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (D)	4.000	07-01-56	600,000	463,877
Cypress School District 2008 Election, GO	8.310	08-01-50	670,000	636,706
13	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Downey Unified School District Series C, GO	3.000	08-01-45	1,835,000	$1,494,435
Duarte Unified School District Election of 2010, Series F, GO (A)(B)	4.601	08-01-45	4,645,000	1,892,996
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,035,000	1,011,035
East Bay Municipal Utility District Water System Revenue Series B	5.000	06-01-37	1,520,000	1,830,441
East Whittier City School District 2024 Election, Series A, GO	4.125	08-01-54	1,465,000	1,412,759
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	707,777
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-49	960,000	929,719
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-54	1,000,000	951,695
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,966,145
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	950,000	903,734
Garden Grove Public Financing Authority Series A (A)	5.000	04-01-49	4,925,000	5,220,441
Gavilan Joint Community College District Election of 2018, Series C, GO (A)	4.000	08-01-50	2,000,000	1,919,759
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.584	06-01-66	15,650,000	1,677,899
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,503,349
Hayward Unified School District Election of 2024, Series B, GO (A)	5.000	08-01-55	1,000,000	1,049,818
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.286	08-01-40	200,000	107,094
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.439	08-01-41	215,000	107,786
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.607	08-01-42	200,000	93,379
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.753	08-01-43	200,000	87,009
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.858	08-01-44	150,000	61,072
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.935	08-01-45	150,000	57,365
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.994	08-01-46	125,000	44,993
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,054,333
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,290,000	1,182,735
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	$778,315
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.954	06-01-36	6,300,000	3,077,683
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,675,000	1,558,296
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	619,372
Jefferson Union High School District Measure Z, Series C, GO	5.000	08-01-45	1,400,000	1,539,689
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,046,925
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,336,938
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-43	300,000	328,134
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-44	500,000	542,167
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-45	500,000	539,785
La Canada Irrigation District Water System Improvement Projects	5.250	12-01-50	2,000,000	2,136,661
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	521,734
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,762,012
Las Virgenes Unified School District Election of 2022, Series B, GO	5.000	08-01-43	1,930,000	2,150,611
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	75,000	86,398
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,061,751
Long Beach Bond Finance Authority Series A	5.000	11-15-35	1,320,000	1,507,336
Long Beach Unified School District Election of 2016, Series C, GO	4.000	08-01-53	2,345,000	2,241,541
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	1,306,268
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	1,000,000	934,545
Los Angeles County Public Works Financing Authority Series J	5.000	12-01-44	1,500,000	1,650,208
Los Angeles County Public Works Financing Authority Series J	5.250	12-01-50	1,500,000	1,635,187
15	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Department of Water & Power Series A (A)	5.250	07-01-45	680,000	$737,455
Los Angeles Department of Water & Power Series B	4.000	07-01-30	4,830,000	5,041,068
Los Angeles Department of Water & Power Series B	5.000	07-01-50	2,000,000	2,045,897
Los Angeles Department of Water & Power Series C	5.000	07-01-45	2,000,000	2,125,945
Los Angeles Department of Water & Power Series C (A)	5.000	07-01-46	1,000,000	1,060,118
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	1,022,337
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,573,690
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.574	08-01-45	3,010,000	1,233,032
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,845,089
Needles Unified School District Election of 2008, Series B, GO (0.000% to 8-1-33, then 7.450% thereafter) (A)	7.450	08-01-45	285,000	253,293
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,677,894
Oak Grove School District Series A-2, GO (A)	4.000	08-01-49	1,980,000	1,912,038
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,245,662
Ontario Public Financing Authority Series A	5.000	11-01-50	2,000,000	2,141,321
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,575,982
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	511,320
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	731,557
Pacifica School District Series C, GO (A)(B)	2.860	08-01-26	1,000,000	981,070
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,485,000	2,382,405
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	420,000	437,905
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.398	06-01-44	1,000,000	445,783
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.463	06-01-45	1,150,000	484,709
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.504	06-01-46	1,000,000	399,946
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-35	1,115,000	$1,188,322
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-40	1,795,000	1,878,931
Petaluma Joint Union High School District, GO (C)	5.000	08-01-26	50,000	50,262
Petaluma Joint Union High School District, GO (C)	5.000	08-01-27	375,000	385,399
Petaluma Joint Union High School District, GO (C)	5.000	08-01-28	420,000	440,755
Petaluma Joint Union High School District, GO (C)	5.000	08-01-29	460,000	492,734
Petaluma Joint Union High School District, GO (C)	5.000	08-01-30	505,000	551,857
Petaluma Joint Union High School District, GO (C)	5.000	08-01-33	650,000	739,240
Petaluma Joint Union High School District, GO (C)	5.000	08-01-34	705,000	812,753
Petaluma Joint Union High School District, GO (C)	5.000	08-01-35	770,000	894,676
Petaluma Joint Union High School District, GO (C)	5.000	08-01-36	550,000	639,851
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,250,000	1,189,501
Pomona Unified School District 2024 Election, Series A, GO	5.000	08-01-50	1,100,000	1,165,431
Port of Los Angeles Series 2, AMT	5.000	08-01-37	750,000	839,748
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	555,365
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.560	08-01-43	840,000	377,729
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.656	08-01-44	945,000	399,085
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.722	08-01-45	1,100,000	438,030
Redondo Beach Unified School District Election of 2024, Series A, GO	5.000	08-01-50	2,265,000	2,427,307
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,365,608
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,048,933
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	1,004,545
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	950,000	961,837
17	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	400,000	$423,242
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,052,393
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	503,353
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	501,282
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,975,000	1,784,986
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.363	08-01-40	200,000	105,922
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.516	08-01-41	230,000	113,967
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.671	08-01-42	200,000	92,412
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.820	08-01-43	240,000	103,220
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.916	08-01-44	225,000	90,660
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.988	08-01-45	300,000	113,576
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.042	08-01-46	300,000	106,949
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.083	08-01-47	1,000,000	336,220
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	920,000	865,308
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	805,000	871,154
Salinas Union High School District Series A, GO	4.000	08-01-47	1,170,000	1,140,190
Salinas Union High School District Series B, GO	4.000	08-01-49	1,700,000	1,641,649
San Bernardino Community College District Election of 2002, Series D, GO (B)	2.881	08-01-33	2,000,000	1,603,438
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.470	08-01-44	1,280,000	559,095
San Diego Community College District Series A-1, GO	4.000	08-01-50	1,025,000	974,356
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	1,915,898
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Diego County Regional Airport Authority Series A	4.000	07-01-51	1,975,000	$1,866,062
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	1,000,580
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-56	2,705,000	2,399,481
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-56	1,000,000	1,014,560
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.655	07-01-33	205,000	155,520
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,300,000	1,307,413
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	950,000	904,331
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,888,271
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,075,000	7,030,286
San Francisco City & County Airport Commission San Francisco International Airport, Series A, AMT	5.250	05-01-41	1,530,000	1,672,647
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	215,000	193,856
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,089,817
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-52	1,495,000	1,524,540
San Francisco City & County Airport Commission Series A, AMT (E)	5.250	05-01-55	11,705,000	12,262,765
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	600,000	670,562
San Francisco City & County Public Utilities Commission Power Revenue Series A	4.000	11-01-51	1,000,000	949,847
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,202
San Joaquin Hills Transportation Corridor Agency Series A (A)(C)	4.000	01-15-50	20,000	18,785
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	4,305,000	4,906,664
San Jose Financing Authority Series B	5.000	11-01-52	850,000	898,591
19	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	$1,583,488
San Marcos Unified School District Election of 2024, Series A, GO	5.250	08-01-50	2,000,000	2,182,897
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	940,834
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	534,375
San Rafael City High School District Election of 2022, Series C, GO	5.250	08-01-50	1,040,000	1,135,975
Santa Barbara Finance Authority Public Safety and Park Projects	4.000	05-15-54	895,000	847,860
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,068,845
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	760,000	745,737
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	871,944
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,422,381
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	6.750	02-01-52	3,670,000	3,140,805
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,460,000	1,367,512
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,030,051
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	725,000	752,152
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.250	07-01-49	1,000,000	1,059,693
State of California, GO	4.000	09-01-52	10,000	9,676
Stockton Community Facilities District Improvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	548,921
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,083,789
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	2,460,000	2,481,954
Temecula Valley Unified School District Series D, GO	3.000	08-01-47	2,000,000	1,577,568
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	870,061
Tobacco Securitization Authority of Southern California Series A, Class 1	5.000	06-01-48	2,520,000	2,523,979
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	$362,170
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	956,600
University of California Series BV	5.000	05-15-38	1,000,000	1,154,632
University of California Series BV	5.000	05-15-41	6,520,000	7,348,654
University of California Series CC	5.250	05-15-55	2,000,000	2,160,883
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,268,186
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,080,520
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,515,000	2,192,703
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,002,129
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,066,801
Connecticut 0.2%				886,331
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	886,331
Florida 0.2%				907,593
Halifax Hospital Medical Center Daytona Beach	4.250	06-01-54	985,000	907,593
Illinois 0.3%				1,711,400
Chicago Board of Education Series A, GO	5.750	12-01-50	1,750,000	1,711,400
Ohio 0.8%				4,316,743
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,250,000	1,085,451
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,245,000	1,048,367
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	874,285
Port of Greater Cincinnati Development Authority Duke Energy Convention Center Project, Series B (A)	4.375	12-01-58	1,350,000	1,308,640
Puerto Rico 1.2%				6,581,286
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.485	11-01-43	4,088,571	2,616,686
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	2,500,000	2,308,703
21	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.520	07-01-51	3,450,000	$855,394
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	800,503
South Dakota 0.5%				2,784,369
South Dakota Health & Educational Facilities Authority Avera Health, Series A	4.000	07-01-42	2,890,000	2,784,369

	Shares	Value
Closed-end funds 0.4%		$1,981,350
(Cost $2,032,816)
Blackrock MuniHoldings California Quality Fund, Inc.	185,000	1,981,350

	Yield (%)	Shares	Value
Short-term investments 0.1%			$383,665
(Cost $383,665)
Short-term funds 0.1%
John Hancock Collateral Trust (F)	3.9009(G)	38,355	383,665

Total investments (Cost $549,607,562) 102.7%			$557,532,978
Other assets and liabilities, net (2.7%)			(14,449,127)
Total net assets 100.0%			$543,083,851

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $55,740,658 or 10.3% of the fund’s net assets as of 11-30-25.
(E)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-25.
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $548,497,255. Net unrealized appreciation aggregated to $9,035,723, of which $15,568,240 related to gross unrealized appreciation and $6,532,517 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	22

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	6.3
Build America Mutual Assurance Company	5.3
California Mortgage Insurance	0.5
National Public Finance Guarantee Corp.	0.2
TOTAL	12.3
The fund had the following portfolio composition as a percentage of total investments on 11-30-25:
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%
TOTAL	100.0%
23	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $549,223,897)	$557,149,313
Affiliated investments, at value (Cost $383,665)	383,665
Total investments, at value (Cost $549,607,562)	557,532,978
Cash	2,076,815
Dividends and interest receivable	6,632,278
Receivable for fund shares sold	482,065
Receivable for investments sold	174,184
Other assets	58,267
Total assets	566,956,587
Liabilities
Payable for floating rate interests issued	11,230,000
Distributions payable	36,701
Payable for delayed-delivery securities purchased	11,718,911
Payable for fund shares repurchased	530,282
Payable to affiliates
Investment management fees	163,240
Accounting and legal services fees	17,693
Transfer agent fees	31,241
Distribution and service fees	37,104
Trustees’ fees	703
Other liabilities and accrued expenses	106,861
Total liabilities	23,872,736
Net assets	$543,083,851
Net assets consist of
Paid-in capital	$549,859,299
Total distributable earnings (loss)	(6,775,448)
Net assets	$543,083,851

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($301,320,537 ÷ 30,393,059 shares)[1]	$9.91
Class C ($3,081,717 ÷ 310,844 shares)[1]	$9.91
Class I ($167,680,992 ÷ 16,904,149 shares)	$9.92
Class R6 ($71,000,605 ÷ 7,154,771 shares)	$9.92
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.32

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	24

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$12,346,328
Dividends	59,385
Dividends from affiliated investments	48,427
Total investment income	12,454,140
Expenses
Investment management fees	1,334,350
Distribution and service fees	234,333
Interest expense	172,832
Accounting and legal services fees	50,930
Transfer agent fees	187,008
Trustees’ fees	6,188
Custodian fees	40,471
State registration fees	22,096
Printing and postage	14,500
Professional fees	40,891
Other	26,290
Total expenses	2,129,889
Less expense reductions	(390,232)
Net expenses	1,739,657
Net investment income	10,714,483
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,986,963)
Affiliated investments	346
(5,986,617)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	27,292,895
27,292,895
Net realized and unrealized gain	21,306,278
Increase in net assets from operations	$32,020,761
25	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$10,714,483	$17,248,142
Net realized loss	(5,986,617)	(5,147,221)
Change in net unrealized appreciation (depreciation)	27,292,895	(17,462,658)
Increase (decrease) in net assets resulting from operations	32,020,761	(5,361,737)
Distributions to shareholders
From earnings
Class A	(5,657,077)	(9,211,111)
Class C	(50,204)	(100,337)
Class I	(3,276,251)	(5,150,015)
Class R6	(1,413,452)	(2,301,926)
Total distributions	(10,396,984)	(16,763,389)
From fund share transactions	2,174,026	163,522,634
Total increase	23,797,803	141,397,508
Net assets
Beginning of period	519,286,048	377,888,540
End of period	$543,083,851	$519,286,048
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	26

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.51	$9.86	$9.73	$10.14	$11.06	$10.66
Net investment income[2]	0.19	0.36	0.34	0.32	0.27	0.30
Net realized and unrealized gain (loss) on investments	0.40	(0.36)	0.12	(0.39)	(0.84)	0.40
Total from investment operations	0.59	—	0.46	(0.07)	(0.57)	0.70
Less distributions
From net investment income	(0.19)	(0.35)	(0.33)	(0.31)	(0.28)	(0.30)
From net realized gain	—	—	—	(0.03)	(0.07)	—
Total distributions	(0.19)	(0.35)	(0.33)	(0.34)	(0.35)	(0.30)
Net asset value, end of period	$9.91	$9.51	$9.86	$9.73	$10.14	$11.06
Total return (%)[3,4]	6.25[5]	(0.14)	4.86	(0.55)	(5.26)	6.64
Ratios and supplemental data
Net assets, end of period (in millions)	$301	$287	$225	$188	$181	$181
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.88[7]	0.84	0.83	0.85	0.82	0.85
Expenses including reductions[6]	0.73[7]	0.72	0.78	0.79	0.81	0.84
Net investment income	4.01[7]	3.59	3.51	3.26	2.53	2.76
Portfolio turnover (%)	28	42	44	23	17	23

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.07% (annualized), 0.04%, 0.06% and 0.04% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
27	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.51	$9.86	$9.73	$10.14	$11.06	$10.66
Net investment income[2]	0.16	0.28	0.27	0.24	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.39	(0.36)	0.12	(0.38)	(0.84)	0.40
Total from investment operations	0.55	(0.08)	0.39	(0.14)	(0.65)	0.62
Less distributions
From net investment income	(0.15)	(0.27)	(0.26)	(0.24)	(0.20)	(0.22)
From net realized gain	—	—	—	(0.03)	(0.07)	—
Total distributions	(0.15)	(0.27)	(0.26)	(0.27)	(0.27)	(0.22)
Net asset value, end of period	$9.91	$9.51	$9.86	$9.73	$10.14	$11.06
Total return (%)[3,4]	5.85[5]	(0.89)	4.07	(1.29)	(5.97)	5.85
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$5	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.73[7]	1.69	1.68	1.71	1.67	1.70
Expenses including reductions[6]	1.48[7]	1.47	1.53	1.55	1.56	1.59
Net investment income	3.26[7]	2.83	2.76	2.51	1.78	2.02
Portfolio turnover (%)	28	42	44	23	17	23

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.07% (annualized), 0.04%, 0.06% and 0.04% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	28

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.52	$9.87	$9.73	$10.15	$11.07	$10.66
Net investment income[2]	0.20	0.37	0.36	0.33	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.40	(0.36)	0.13	(0.39)	(0.84)	0.41
Total from investment operations	0.60	0.01	0.49	(0.06)	(0.55)	0.73
Less distributions
From net investment income	(0.20)	(0.36)	(0.35)	(0.33)	(0.30)	(0.32)
From net realized gain	—	—	—	(0.03)	(0.07)	—
Total distributions	(0.20)	(0.36)	(0.35)	(0.36)	(0.37)	(0.32)
Net asset value, end of period	$9.92	$9.52	$9.87	$9.73	$10.15	$11.07
Total return (%)[3]	6.33[4]	0.01	5.12	(0.50)	(5.11)	6.90
Ratios and supplemental data
Net assets, end of period (in millions)	$168	$160	$99	$64	$19	$13
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.73[6]	0.70	0.68	0.70	0.67	0.70
Expenses including reductions[5]	0.58[6]	0.57	0.63	0.64	0.66	0.69
Net investment income	4.15[6]	3.74	3.66	3.41	2.68	2.90
Portfolio turnover (%)	28	42	44	23	17	23

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.07% (annualized), 0.04%, 0.06% and 0.04% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
29	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.52	$9.87	$9.74	$10.15	$11.07	$10.66
Net investment income[2]	0.20	0.38	0.36	0.33	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.40	(0.36)	0.12	(0.38)	(0.83)	0.41
Total from investment operations	0.60	0.02	0.48	(0.05)	(0.54)	0.73
Less distributions
From net investment income	(0.20)	(0.37)	(0.35)	(0.33)	(0.31)	(0.32)
From net realized gain	—	—	—	(0.03)	(0.07)	—
Total distributions	(0.20)	(0.37)	(0.35)	(0.36)	(0.38)	(0.32)
Net asset value, end of period	$9.92	$9.52	$9.87	$9.74	$10.15	$11.07
Total return (%)[3]	6.37[4]	0.07	5.03	(0.38)	(5.08)	6.93
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$68	$50	$30	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.66[6]	0.64	0.67	0.69	0.63	0.66
Expenses including reductions[5]	0.51[6]	0.51	0.62	0.63	0.63	0.65
Net investment income	4.23[6]	3.79	3.67	3.41	2.70	2.93
Portfolio turnover (%)	28	42	44	23	17	23

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.07% (annualized), 0.04%, 0.06% and 0.04% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	30

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
31	JOHN HANCOCK California Municipal Bond Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$555,167,963	—	$555,167,963	—
Closed-end funds	1,981,350	$1,981,350	—	—
Short-term investments	383,665	383,665	—	—
Total investments in securities	$557,532,978	$2,365,015	$555,167,963	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2025, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB
| JOHN HANCOCK California Municipal Bond Fund	32

trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset daily or weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At November 30, 2025, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$11,230,000
Interest rate (%)	2.63%
Collateral for TOB floaters outstanding	$15,151,036
For the six months ended November 30, 2025, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$11,230,000
Average interest rate (%)	3.07%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2025.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
33	JOHN HANCOCK California Municipal Bond Fund |

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $1,601.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $3,005,234 and a long-term capital loss carryforward of $7,403,295 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK California Municipal Bond Fund	34

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.44% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expenses. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2025, the expense limitation was 0.43% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
35	JOHN HANCOCK California Municipal Bond Fund |

For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$215,358
Class C	2,367
Class I	120,079
Class	Expense reduction
Class R6	$50,828
Total	$388,632

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.36% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,600 for Class C shares for the six months ended November 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $58,801 for the six months ended November 30, 2025. Of this amount, $7,781 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $51,020 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $28,051 and $195 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
| JOHN HANCOCK California Municipal Bond Fund	36

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$218,332	$117,913
Class C	16,001	1,297
Class I	—	65,834
Class R6	—	1,964
Total	$234,333	$187,008
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,638,839	$44,607,329	10,991,038	$109,558,159
Distributions reinvested	562,786	5,432,996	879,543	8,762,658
Repurchased	(4,998,202)	(47,980,086)	(4,486,965)	(44,454,579)
Net increase	203,423	$2,060,239	7,383,616	$73,866,238
Class C shares
Sold	6,280	$60,594	60,423	$605,965
Distributions reinvested	4,400	42,426	8,740	87,225
Repurchased	(54,108)	(521,334)	(108,966)	(1,090,385)
Net decrease	(43,428)	$(418,314)	(39,803)	$(397,195)
Class I shares
Sold	4,429,137	$42,463,777	11,689,775	$116,813,448
Distributions reinvested	339,168	3,275,155	516,166	5,142,993
Repurchased	(4,722,040)	(45,108,719)	(5,428,653)	(53,611,417)
Net increase	46,265	$630,213	6,777,288	$68,345,024
37	JOHN HANCOCK California Municipal Bond Fund |

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,074,662	$19,926,923	4,005,212	$39,937,546
Distributions reinvested	145,979	1,410,169	230,840	2,301,926
Repurchased	(2,238,234)	(21,435,204)	(2,085,675)	(20,530,905)
Net increase (decrease)	(17,593)	$(98,112)	2,150,377	$21,708,567
Total net increase	188,667	$2,174,026	16,271,478	$163,522,634
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $159,482,984 and $150,256,394, respectively, for the six months ended November 30, 2025.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers. At times, California has been more economically volatile than the United States as a whole. California’s economy also may be affected by global economic crises, pandemics, and natural disasters, such as earthquakes or fires.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	38,355	$803	$56,077,374	$(55,694,858)	$346	—	$48,427	—	$383,665
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK California Municipal Bond Fund	38

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	40,034,155	1,649,739
Christine L. Hurtsellers	39,935,250	1,748,644
Kenneth J. Phelan	40,034,155	1,649,739
Thomas R. Wright	40,578,203	1,105,691

Non-Independent Trustee
Kristie M. Feinberg	39,935,250	1,748,644
39	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock California Tax-Free Income Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock California Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	40

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
41	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account the fund’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	42

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
43	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	44

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
45	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5025991	53SA 11/25
1/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	January 14, 2026